Income Taxes - Reconciliation of effective income tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [Abstract]
Earnings (loss) before taxes and non-controlling interest	$ (58.8)	$ (301.0)
Statutory Canadian income tax rate (percent)	27.00%	27.00%
Income tax expense (recovery) based on above rates	$ (15.9)	$ (81.3)
Increase (decrease) due to:
Non-deductible expenditures	3.2	7.4
Foreign tax rate differences	2.7	(11.7)
Change in net deferred tax assets not recognized	66.3	22.3
Derecognition of deferred tax assets previously recognized	0.0	50.4
Effect of other taxes paid (mining and withholding)	22.1	15.7
Effect of foreign exchange on tax expense	(36.0)	(21.5)
Non-taxable impact of foreign exchange	3.8	6.3
Change in non-deductible portion of reclamation liabilities	1.9	12.2
Unrecognized tax benefit on termination fee related to the Yamana acquisition	0.0	39.8
Other	(2.0)	(0.5)
Income taxes expense	46.1	39.1
Deferred taxes recovery	$ 0.5	0.5
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax increase		39.8
Yamana To Gold Fields
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Termination fee		$ 300.0